Common Stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended										12 Months Ended	22 Months Ended
	Nov. 16, 2012	Sep. 30, 2012	Sep. 16, 2012	Jun. 30, 2012	Jun. 08, 2012	Mar. 17, 2012	Mar. 15, 2012	Feb. 27, 2012	Sep. 07, 2011	Dec. 31, 2011	Dec. 31, 2011 Common Stock [Member]	Sep. 30, 2012 Common Stock [Member]	Jul. 02, 2012 Common Stock [Member]	Jun. 18, 2012 Common Stock [Member]	Nov. 07, 2011 Common Stock [Member]	Nov. 02, 2011 Common Stock [Member]	Sep. 06, 2011 Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued		11,163,617								7,323,434			487,500	3,250,000	100,000	1,500,000	5,600,000
Common stock, shares outstanding		11,163,617								7,323,434		11,200,000
Proceeds from Issuance of Common Stock											$ 78,100	$ 118,900
Dividends declared, in dollars per share		$ 0.895		$ 0.89		$ 0.885		$ 0.88	$ 0.875
Dividends paid per share	$ 0.07458		$ 0.07417		$ 0.07375		$ 0.0733